Stock Options Outstanding (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option outstanding, Number outstanding	1,214,749	946,281	950,785
Option outstanding, Weighted average remaining contractual life (Years)	7 years 7 months 28 days	7 years 10 months 10 days
Option outstanding, Weighted average exercise price	$ 3.13	$ 6.19	$ 6.19
Option exercisable, Number exercisable	899,692	820,047
Option exercisable, Weighted average remaining contractual life (Years)	7 years 2 months 16 days	7 years 9 months 22 days
Option exercisable, Weighted average exercise price	$ 3.05	$ 6.22